Income taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Increase in valuation allowance	$ 4.2	$ 1.4
U.S. Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	17.7
U.S. Federal | Research and Developments Tax Credit Carryforwards
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards	$ 0.4
Research and development tax credit carryforwards expiration year	2038
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 17.7
Net operating loss carryforwards expiration year	2038
State and Local Jurisdiction | Research and Developments Tax Credit Carryforwards
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards	$ 0.2
Research and development tax credit carryforwards expiration year	2033